Property, Plant and Equipment and Inventory - Summary of Property, Plant and Equipment (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 257,552	$ 184,741
Construction in Progress, Gross	8,869	15,424
Less: accumulated depreciation	(110,951)	(81,157)
Total	146,601	103,584
Machinery and equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	174,983	120,527
Office furniture, computers and software
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	29,096	22,846
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	34,786	18,744
Buildings and Land [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 9,818	$ 7,200